Investment Strategy	Sep. 24, 2026
DWS Enhanced Commodity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in commodity-linked derivative instruments backed by a portfolio of fixed income instruments.For purposes of the 80% investment policy, a commodity-linked derivative instrument is a contract whose value is based on a particular physical commodity, such as commodity-linked total return swap contracts, options and futures contracts, to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. Physical commodities are assets that have tangible properties such as gas, heating oil, industrial and other precious metals, livestock or agricultural products.Derivatives instruments that provide exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). Certain of the fund’s fixed income instruments may serve as margin or collateral for the fund’s commodity-linked derivative instruments.The fund may gain exposure to the commodity markets by investing up to 25% of the fund's total assets in a wholly-owned subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which shares the same portfolio management team as the fund and is expected to invest mainly in commodity-linked derivative instruments and fixed income instruments, some of which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative instruments.The fund invests in fixed income securities, including inflation-indexed securities, of varying maturities issued by the US government, non-US governments, their agencies or instrumentalities, and US and non-US corporations. The fund may invest in mortgage-backed and asset-backed securities, adjustable rate loans that have a senior right to payment (“senior loans”) and other floating rate debt securities, taxable municipal bonds and tax-exempt municipal bonds.The fund may invest up to 10% of its total assets in below investment grade fixed income securities (commonly referred to as junk bonds).The fund concentrates its investments in commodities-related industries. The Advisor considers a company to be in a commodity-related industry if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to a commodity-related industry. Currently, the fund considers commodities-related industries to include oil, natural gas, agricultural products and metals industries; however, these criteria are provided for illustrative purposes only and are not part of the fund's fundamental investment policy regarding the concentration of its investments in any particular industry or group of industries. Accordingly, the fund may change the criteria it uses from time to time without shareholder approval.Management process. Portfolio management generally will allocate the fund’s commodity-linked investments among a variety of different commodity sectors. Portfolio management employs three main strategies with respect to its commodity-linked investments: a relative value strategy, a tactical strategy, and a “roll enhancement” strategy. In implementing the relative value strategy, portfolio management will use a proprietary quantitative, rules-based methodology in determining the fund’s commodity sector weightings relative to the fund’s benchmark index, the Bloomberg Commodity Index. Portfolio management normally will rebalance commodity sector positions when a sector undergoes a “trigger event,” reducing the fund’s exposure to commodity sectors that are believed to be “expensive” and increasing its exposure to sectors that are believed to be “cheap.” To the extent environmental, social or governance (ESG) factors affect the market supply and demand of a commodity sector (e.g., regulations limiting production due to environmental concerns), portfolio management typically takes such factors into account when analyzing the expected supply and demand for such sector. The tactical strategy focuses on the direction of commodity markets as a whole. Portfolio management uses a proprietary, momentum-driven, quantitative formula that seeks to anticipate the direction of the commodity markets. Portfolio management may reduce the fund’s exposure to all commodity sectors when commodities in general appear overvalued. In implementing the “roll enhancement” strategy, portfolio management seeks to invest in commodity contracts whose expiration is further out on the “commodity curve” than the subsequent month so as to avoid continually paying premiums to replace expiring contracts.With respect to the fund's fixed income investments, portfolio management uses a relative value style to seek to construct a diversified portfolio of fixed income securities. When evaluating fixed income investments, portfolio management generally considers a number of factors, including the security’s credit quality and terms; any underlying assets and their credit quality; interest rate sensitivity; the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations; spread relationships between individual bonds; and financially material ESG factors. With respect to these investments, portfolio management normally targets a dollar-weighted average portfolio duration of three years or less, and primarily invests in fixed income securities that are rated, at the time of purchase, within the top four credit rating categories as rated by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, Fitch Ratings, or another Nationally Recognized Statistical Rating Organization, or, if unrated, are determined by the Advisor to be of similar quality.Derivatives. In addition to commodity-linked derivative instruments, the fund may use other types of derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% investment policy, a commodity-linked derivative instrument is a contract whose value is based on a particular physical commodity, such as commodity-linked total return swap contracts, options and futures contracts, to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. Physical commodities are assets that have tangible properties such as gas, heating oil, industrial and other precious metals, livestock or agricultural products.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in commodity-linked derivative instruments backed by a portfolio of fixed income instruments.Derivatives instruments that provide exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).
Strategy Portfolio Concentration [Text]	The fund concentrates its investments in commodities-related industries.
Class ACIS [Member] | DWS Health and Wellness Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in the health care and wellness sectors.For purposes of the fund’s 80% investment policy, to be considered part of the health care or wellness sectors, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector.Industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. Portfolio management considers wellness-related companies to include companies in the health care industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle (for example, healthy food and nutrition companies and gym operators).The fund concentrates its assets (i.e. invests at least 25% of its net assets) in securities related to the health care sector.The fund invests primarily in securities of US companies, but may invest in foreign companies as well. The fund may invest in companies of any size. While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and US agency debt obligations.Management process. In choosing stocks, portfolio management uses a combination of three analytical disciplines:Bottom-up research. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors. Portfolio management generally also considers financially material environmental, social and governance (ESG) factors. Such factors may include, but are not limited to, good governance structure and practices.Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.Top-down analysis. Portfolio management considers the economic outlook for various industries within the health care sector while looking for those that it believes may benefit from changes in the overall business environment.Portfolio management may favor securities from different industries and companies within the health care sector at different times. Portfolio management will normally sell a stock when it believes the stock's price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. Portfolio management considers wellness-related companies to include companies in the health care industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle (for example, healthy food and nutrition companies and gym operators).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the fund’s 80% investment policy, to be considered part of the health care or wellness sectors, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in the health care and wellness sectors.
Strategy Portfolio Concentration [Text]	The fund concentrates its assets (i.e. invests at least 25% of its net assets) in securities related to the health care sector.